Acquisitions ITS - Additional Information (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended			1 Months Ended			2 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 18, 2013 ITS [Member]	Apr. 22, 2013 ITS [Member]		Jun. 30, 2013 ITS [Member]	Sep. 30, 2013 ITS [Member]	Sep. 30, 2013 ITS [Member]	Apr. 22, 2013 ITS [Member] Accounts Receivable [Member]	Sep. 30, 2013 ITS [Member] Term Note Due April 2018 [Member]	Jul. 30, 2013 ITS [Member] Term Note Due April 2018 [Member]
Business Acquisition [Line Items]
Cash paid to, or on behalf of, ITS and its equity holders																$ 101,000,000
Cash paid for acquisition																24,000,000
Fair value of contingent consideration deposited in escrow for assets not acquired (1)																5,000,000	[1]
Assets, Fair Value Disclosure																					0
Acquisition related costs																			4,800,000	4,800,000
Consulting expenses																			19,200,000	19,200,000
Debt issuance costs																			5,400,000
Long-term Debt	653,968,000	479,205,000				482,723,000				653,968,000		479,205,000	482,723,000									125,000,000
Proceeds from issuance of term note															225,000,000
Debt instrument fixed interest rate																						7.50%
Deferred acquisition costs																						5,200,000	5,300,000
Revenues	237,762,000	157,187,000	165,301,000	178,925,000	176,569,000	181,066,000	176,589,000	172,812,000	156,179,000	630,918,000	520,795,000	677,982,000	686,646,000	659,475,000				58,500,000
Net income	$ 8,118,000		$ 10,831,000							$ 17,064,000	$ 57,265,000	$ 37,098,000	$ (50,645,000)	$ (14,708,000)				$ 4,400,000

[1]	Based on the terms of the Agreement, $5.0 million of the $24.0 million in escrow to be paid to the seller is contingent upon certain future liabilities that could become due by ITS in certain jurisdictions. Any payments in relation to these liabilities will be deducted from the $5.0 million escrow amount and the net balance of the escrow will be paid to the seller. We estimate that the entire $5.0 million in escrow will be paid to the seller, and therefore, the estimated fair value of the consideration in escrow related to these liabilities is $5.0 million. We do not expect to receive any amount back from escrow, and therefore did not record a receivable from the escrow. Any changes to the fair value of the contingent consideration in the future of less than $5.0 million will result in recording a receivable from escrow. The receivable will be recorded at fair value. As of September 30, 2013, the fair value of the receivable is $0.0 million.